Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2018
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding

	Millions of yen
	March 31, 2018	September 30, 2018
Commitments to extend credit	¥965,942	¥1,076,827
Commitments to invest	13,273	15,336

Maturity schedule of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥1,076,827	¥320,018	¥142,428	¥193,573	¥420,808
Commitments to invest	15,336	1,799	—	373	13,164

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2018		September 30, 2018
	Carrying value	Maximum potential payout/ Notional total	Carrying value	Maximum potential payout/ Notional total
Derivative contracts(1)(2)	¥4,023,893	¥260,885,770	¥4,396,614	¥271,246,276
Standby letters of credit and other guarantees(3)	92	5,189	90	5,823

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	The amounts of collaterals held in connection with standby letters of credit and other guarantees are ¥2,559 million and ¥2,735 million as of March 31, 2018 and September 30, 2018, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,396,614	¥271,246,276	¥83,662,531	¥79,164,073	¥34,956,982	¥73,462,690
Standby letters of credit and other guarantees	90	5,823	2,004	3	3,815	1